Fair Value Measurements (Financial Instruments, Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 541,393	$ 949,884
Restricted cash		1,969
Short-term investments	473,624	399,345
Equity investments with readily determinable fair values	3,208	14,642
Long-term time deposits	265,802	189,007
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Restricted cash		0
Short-term investments	0	0
Equity investments with readily determinable fair values	3,208	14,642
Long-term time deposits	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	541,393	949,884
Restricted cash		1,969
Short-term investments	473,624	399,345
Equity investments with readily determinable fair values	0	0
Long-term time deposits	265,802	189,007
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Restricted cash		0
Short-term investments	0	0
Equity investments with readily determinable fair values	0	0
Long-term time deposits	$ 0	$ 0